Summary of Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long lived assets	$ 35,590	$ 41,818
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Long lived assets	31,897	37,851
Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	$ 3,693	$ 3,967